Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid and Other Current Assets [Abstract]
Interest-free loan to third parties	$ 1,971,676	$ 531,715
Deposits	268,632	349,870
Tax prepayment	355,827	257,964
Prepaid expenses	117,049	89,803
Advances to suppliers		1,314
Others	21,940	29,201
Total prepaid expenses and other current assets, net	$ 2,735,124	$ 1,259,867